Condensed Consolidated Statements of Income and Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Net Revenue	$ 184,928	1,134,978	1,225,247	$ 369,507	2,267,815	2,291,688
Cost of sales	(172,762)	(1,060,311)	(1,137,850)	(345,182)	(2,118,517)	(2,131,953)
Gross profit	12,166	74,667	87,397	24,325	149,298	159,735
Selling, general and administrative expenses	(6,765)	(41,521)	(39,023)	(12,914)	(79,254)	(74,823)
Research and development expenses	(3,100)	(19,023)	(24,009)	(6,530)	(40,078)	(47,898)
Other operating income (expense)	754	4,630	(12)	1,303	7,998	1,729
Income from operations	3,055	18,753	24,353	6,184	37,964	38,743
Interest expense	(753)	(4,621)	(6,741)	(1,433)	(8,795)	(12,110)
Interest income	511	3,135	3,608	946	5,803	7,627
Earnings before income taxes	2,813	17,267	21,220	5,697	34,972	34,260
Income tax expense	(337)	(2,067)	(2,286)	(647)	(3,969)	(4,082)
Net income	2,476	15,200	18,934	5,050	31,003	30,178
Less net income attributable to noncontrolling interests	(792)	(4,858)	(7,528)	(1,934)	(11,869)	(10,836)
Net income attributable to Cogo Group, Inc.	1,684	10,342	11,406	3,116	19,134	19,342
Earnings per share attributable to Cogo Group, Inc.
Basic (in dollars per share)	$ 0.05	0.31	0.31	$ 0.09	0.57	0.53
Diluted (in dollars per share)	$ 0.05	0.31	0.31	$ 0.09	0.57	0.53
Weighted average number of common shares outstanding
Basic (in shares)	33,002,573	33,002,573	36,379,789	33,557,265	33,557,265	36,201,755
Diluted (in shares)	33,111,295	33,111,295	36,379,789	33,762,091	33,762,091	36,201,755
Comprehensive income:
Net income	2,476	15,200	18,934	5,050	31,003	30,178
Other comprehensive income, net of nil tax
Foreign currency translation adjustments	(1,227)	(7,528)	2,624	(1,526)	(9,368)	2,926
Total comprehensive income	1,249	7,672	21,558	3,524	21,635	33,104
Less comprehensive income, net of nil tax, attributable to noncontrolling interests	(742)	(4,556)	(6,783)	(1,887)	(11,582)	(10,835)
Comprehensive income attributable to Cogo Group, Inc.	$ 507	3,116	14,775	$ 1,637	10,053	22,269